Morgan Stanley Dean Witter Municipal Income Opportunities Trust III LETTER TO THE SHAREHOLDERS - SEPTEMBER 30, 2001

Dear Shareholder:

During the six months ended September 30, 2001, the U.S. economy slowed and the fixed-income markets rallied.

The terrorist attack on September 11 has had an additional negative impact on the economy. Almost immediately after the attacks many companies, led by the airlines, announced major layoffs. Both the Federal Reserve and Bush administration are confronting the challenge of a likely recession. U.S. Treasuries rallied in a flight to quality.

The Federal Reserve Board responded to the attack by quickly lowering its target for short-term interest rates by 50 basis points on September 17 and another 50 basis points on October 2. These cuts, the eighth and ninth in 2001, brought the federal funds rate down to 2.50 percent, its lowest level since the 1960s. The president proposed a broad array of tax cuts and spending increases to add more fiscal stimulus to the economy. These fiscal actions were designed to reinforce the tax cuts that Congress passed in June. Monetary and fiscal actions are expected to stimulate the economy. However, increases in military spending, industry bailouts and other changes in fiscal policy will likely reduce the budget surplus.

Municipal Market Conditions

Tax-free interest rates trended downward during the past six months as slower growth became more evident throughout the economy. The 30-year insured municipal bond index, which stood at 5.27 percent in February, reached a low for the year of 5.07 percent in August. As the market adjusted to the aftermath of the September 11 attack, the index climbed to 5.20 percent at the end of September.

The ratio of municipal yields as a percentage of U.S. Treasury yields is used as a guide to track the relationship between the two markets. A declining yield ratio indicates stronger relative performance by municipals. The ratio of 30-year municipal bond yields to 30-year U.S. Treasuries fell from 99 percent at the end of February to 94 percent at the end of August. By the end of September the ratio had risen to 96 percent. This increase can be attributed primarily to the magnitude of the flight-to-quality rally in Treasuries. Over the past three years, the high and low for the ratio were 99 percent and 91 percent, respectively.

Morgan Stanley Dean Witter Municipal Income Opportunities Trust III LETTER TO THE SHAREHOLDERS - SEPTEMBER 30, 2001 continued

The change in the slope of the yield curve has been the major story for the fixed-income markets this year. As the Fed started lowering short-term rates aggressively in January, the municipal yield curve between one- and 30-year maturities steepened from 125 to 250 basis points. A steep yield curve offers investors more incentive to extend maturities.

New-issue volume rebounded with lower interest rates. During the first nine months of 2001, new-issue volume was $172 billion, 39 percent higher than the same period last year. Refunding issues, the most interest-rate-sensitive category of underwriting, represented almost one-quarter of the total. Bonds issued in California, Florida, New York and Texas represented 35 percent of the national volume.


                         30-YEAR BOND YIELDS 1995-2001
                             [LINE AND BAR GRAPHS]

                                        INSURED                                                      INSURED MUNICIPAL YIELDS/
                                    MUNICIPAL YIELDS               U.S. TREASURY YIELDS            U.S. TREASURY YIELDS (RATIO)
                                    ----------------               --------------------              ------------------------
                                          6.75%                             7.88%                               85.66%
1995                                      6.40                              7.70                                83.12
                                          6.15                              7.44                                82.66
                                          6.15                              7.43                                82.77
                                          6.20                              7.34                                84.47
                                          5.80                              6.66                                87.09
                                          6.10                              6.62                                92.15
                                          6.10                              6.86                                88.92
                                          6.00                              6.66                                90.09
                                          5.95                              6.48                                91.82
                                          5.75                              6.33                                90.84
                                          5.50                              6.14                                89.58
                                          5.35                              5.94                                90.07
1996                                      5.40                              6.03                                89.55
                                          5.60                              6.46                                86.69
                                          5.85                              6.66                                87.84
                                          5.95                              6.89                                86.36
                                          6.05                              6.99                                86.55
                                          5.90                              6.89                                85.63
                                          5.85                              6.97                                83.93
                                          5.90                              7.11                                82.98
                                          5.70                              6.93                                82.25
                                          5.65                              6.64                                85.09
                                          5.50                              6.35                                86.61
                                          5.60                              6.63                                84.46
1997                                      5.70                              6.79                                83.95
                                          5.65                              6.80                                83.09
                                          5.90                              7.10                                83.10
                                          5.75                              6.94                                82.85
                                          5.65                              6.91                                81.77
                                          5.60                              6.78                                82.60
                                          5.30                              6.30                                84.13
                                          5.50                              6.61                                83.21
                                          5.40                              6.40                                84.38
                                          5.35                              6.15                                86.99
                                          5.30                              6.05                                87.60
                                          5.15                              5.92                                86.99
1998                                      5.15                              5.80                                88.79
                                          5.20                              5.92                                87.84
                                          5.25                              5.93                                88.53
                                          5.35                              5.95                                89.92
                                          5.20                              5.80                                89.66
                                          5.20                              5.65                                92.04
                                          5.18                              5.71                                90.72
                                          5.03                              5.27                                95.45
                                          4.95                              5.00                                99.00
                                          5.05                              5.16                                97.87
                                          5.00                              5.06                                98.81
                                          5.05                              5.10                                99.02
1999                                      5.00                              5.09                                98.23
                                          5.10                              5.58                                91.40
                                          5.15                              5.63                                91.47
                                          5.20                              5.66                                91.87
                                          5.30                              5.83                                90.91
                                          5.47                              5.96                                91.78
                                          5.55                              6.10                                90.98
                                          5.75                              6.06                                94.88
                                          5.85                              6.05                                96.69
                                          6.03                              6.16                                97.89
                                          6.00                              6.29                                95.39
                                          5.97                              6.48                                92.13
2000                                      6.18                              6.49                                95.22
                                          6.04                              6.14                                98.37
                                          5.82                              5.83                                99.83
                                          5.91                              5.96                                99.16
                                          5.91                              6.01                                98.34
                                          5.84                              5.90                                98.98
                                          5.73                              5.78                                99.13
                                          5.62                              5.67                                99.12
                                          5.74                              5.89                                97.45
                                          5.65                              5.79                                97.58
                                          5.55                              5.61                                98.93
                                          5.27                              5.46                                96.52
2001                                      5.30                              5.50                                96.36
                                          5.27                              5.31                                99.25
                                          5.26                              5.44                                96.69
                                          5.45                              5.79                                94.13
                                          5.40                              5.75                                93.91
                                          5.35                              5.76                                92.88
                                          5.16                              5.52                                93.48
                                          5.07                              5.37                                94.41
                                          5.20                              5.42                                95.94

Source: Municipal Market Data - A Division of Thomson Financial Municipal Group and Bloomberg L. P.

Performance

For the six-month period ended September 30, 2001, the net asset value (NAV) of Morgan Stanley Dean Witter Municipal Income Opportunities Trust III (OIC) increased from $9.48 to $9.60 per share. Based on this change plus a reinvestment of tax-free dividends totaling $0.285 per share, the Fund's total NAV return was 4.40 percent. OIC's value on the New York Stock Exchange (NYSE) increased from $8.85 to $9.25 per share during the same period. Based on this

Morgan Stanley Dean Witter Municipal Income Opportunities Trust III LETTER TO THE SHAREHOLDERS - SEPTEMBER 30, 2001 continued

change plus reinvestment of distributions, OIC's total market return was 7.86 percent. OIC's share price was trading at a 3.5 percent discount to its NAV on September 30, 2001.

Monthly dividends for November and December 2001, declared in October, were unchanged at $0.0475 per share. The Fund's level of undistributed net investment income was $0.138 per share on September 30, 2001, versus $0.124 per share six months earlier.

Portfolio Structure

The Fund's net assets of $91 million were diversified among 12 long-term sectors and 57 credits. At the end of September, the portfolio's average maturity was 20 years. Average duration, a measure of sensitivity to interest-rate changes, was seven years. Nonrated securities comprised more than half of OIC's assets. The bonds of two issuers representing 1.4 percent of net assets were currently not accruing interest. One other issue, representing 1.5 percent of net assets, was accruing income but may experience difficulty with future debt service payments. The accompanying charts and table provide current information on the portfolio's credit quality, maturity distribution and sector concentrations. Optional call provisions by year and their respective cost (book) yields are also shown.

Looking Ahead

Economists put the negative impact of the September 11 attack at about a full percentage point of gross domestic product. Consensus estimates for the second half of 2001 have accordingly been revised from modestly positive to negative. A decline in economic output for two successive quarters would meet the customary definition of a recession, which would be the first in a record 10 years. While there is no doubt that the terrorist attack is having a negative impact on the economy, high-grade fixed-income securities have historically fared well during periods of stress.

The Fund's procedure for reinvestment of all dividends and distributions on common shares is through purchases in the open market. This method helps support the market value of the Fund's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Fund may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. During the fiscal period ended September 30, 2001, the Fund purchased and retired 117,100 shares of common stock at a weighted average market discount of 5.43 percent. The anti-dilutive effect on the NAV of the share repurchase program is shown in the Financial Highlights.

Morgan Stanley Dean Witter Municipal Income Opportunities Trust III LETTER TO THE SHAREHOLDERS - SEPTEMBER 30, 2001 continued

Investors should be assured that the U.S. economy is one of the most powerful engines of growth in history and has survived many attacks, including political crises, world wars and a decades-long struggle during the cold war. The economy and the markets met each of those challenges and each time emerged even stronger than before.

We appreciate your ongoing support of Morgan Stanley Dean Witter Municipal Income Opportunities Trust III and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                /s/ MITCHELL M. MERIN
Charles A. Fiumefreddo                    Mitchell M. Merin
Chairman of the Board                     President

Morgan Stanley Dean Witter Municipal Income Opportunities Trust III LETTER TO THE SHAREHOLDERS - SEPTEMBER 30, 2001 continued

LARGEST SECTORS AS OF SEPTEMBER 30, 2001
(% OF NET ASSETS)

[LARGEST SECTORS BAR CHART]

IDR/PCR*                               19%
MORTGAGE                               13%
RECREATIONAL FACILITIES                13%
RETIREMENT & LIFE CARE                 12%
HOSPITAL                               10%
NURSING & HEALTH                       10%
EDUCATION                               7%

* INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE
  PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

CREDIT RATINGS AS OF SEPTEMBER 30, 2001
(% OF TOTAL LONG-TERM PORTFOLIO)

[CREDIT RATINGS PIE CHART]

NR                                  59%
Baa OR BBB                          22%
Aaa OR AAA                           7%
A OR A                               6%
Ba OR BB                             4%
Aa OR AA                             2%

AS MEASURED BY MOODY'S INVESTORS SERVICE, INC. OR
STANDARD & POOR'S CORP.

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

Morgan Stanley Dean Witter Municipal Income Opportunities Trust III LETTER TO THE SHAREHOLDERS - SEPTEMBER 30, 2001 continued


                            DISTRIBUTION BY MATURITY
                           (% OF LONG-TERM PORTFOLIO)
                                   [BAR CHART]

 WEIGHTED AVERAGE
MATURITY: 20 YEARS

1-5 Years                                                                         1.4%
5-10 Years                                                                       19.1%
10-15 Years                                                                      13.1%
15-20 Years                                                                      13.7%
20-30 Years                                                                      47.1%
30+ Years                                                                         5.6%

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

                              CALL YIELD STRUCTURE
                         (BASED ON LONG-TERM PORTFOLIO)
                               SEPTEMBER 30, 2001
                                   [BAR CHART]

    WEIGHTED AVERAGE
CALL PROTECTION: 4.9 YEARS

YEARS BONDS CALLABLE                                                       PERCENT CALLABLE
2001                                                                              7%
2002                                                                              7%
2003                                                                              8%
2004                                                                             10%
2005                                                                             10%
2006                                                                              7%
2007                                                                              3%
2008                                                                             12%
2009                                                                             14%
2010                                                                             10%
2011+                                                                            12%

Morgan Stanley Dean Witter Municipal Income Opportunities Trust III PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                                COUPON   MATURITY
THOUSANDS                                                                 RATE      DATE        VALUE
--------------------------------------------------------------------------------------------------------
            Tax-Exempt Municipal Bonds (94.1%)
            Educational Facilities Revenue (7.0%)
$  1,000    ABAG Finance Authority for Nonprofit Corporations,
              California, National Center for International Schools
              COPs.....................................................   7.50 %  05/01/11   $ 1,097,840
   1,200    San Diego County, California, The Burnham Institute COPs...   6.25    09/01/29     1,250,796
   2,250    Massachusetts Development Finance Agency, Eastern Nazarene
              College Ser 1999.........................................   5.625   04/01/29     1,926,675
   2,000    New York City Industrial Development Agency, New York,
              Polytechnic University 2000..............................   6.125   11/01/30     2,100,580
--------                                                                                     -----------
   6,450                                                                                       6,375,891
--------                                                                                     -----------
            Hospital Revenue (10.4%)
   1,500    Hawaii Department of Budget & Finance, Wilcox Memorial
              Hospital Ser 1998........................................   5.50    07/01/28     1,381,860
   1,820    Dixon, Illinois, Katherine Shaw Bethea Hospital Ser 1990...   9.75    12/01/10     1,878,495
            Massachusetts Health & Educational Facilities Authority,
   1,000      Dana Farber Cancer Institute Ser G-1.....................   6.25    12/01/14     1,061,990
   1,000      Dana Farber Cancer Institute Ser G-1.....................   6.25    12/01/22     1,048,310
   1,285    Henderson, Nevada, Catholic Healthcare West Ser 1998 A.....   5.125   07/01/28     1,090,785
   1,000    New Hampshire Higher Educational & Health Facilities
              Authority, Littleton Hospital Association Ser 1998 A.....   6.00    05/01/28       785,480
   1,000    New Jersey Health Care Facilities Financing Authority,
              Raritan Bay Medical Center Ser 1994......................   7.25    07/01/27     1,002,620
   1,245    Horizon Hospital System Authority, Pennsylvania, Ser
              1996.....................................................   6.35    05/15/16     1,229,724
--------                                                                                     -----------
   9,850                                                                                       9,479,264
--------                                                                                     -----------
            Industrial Development/Pollution Control Revenue (18.6%)
   1,500    Pope County, Arkansas, Arkansas Power & Light Co Ser 1990
              (AMT)....................................................   8.00    11/01/20     1,532,550
   1,505    Metropolitan Washington Airports Authority, District of
              Columbia & Virginia, CaterAir International Corp Ser 1991
              (AMT)++..................................................  10.125   09/01/11     1,508,431
   1,000    Chicago, Illinois, United Airlines Inc. Refg Ser 2001 C....   6.30    05/01/16       832,490
   1,000    Iowa Finance Authority, IPSCO Inc Ser 1997 (AMT)...........   6.00    06/01/27       959,610
   3,000    Perry County, Kentucky, TJ International Inc Ser 1994
              (AMT)....................................................   7.00    06/01/24     3,189,120
   1,375    Maryland Industrial Development Financing Authority,
              Medical Waste Assocs LP 1989 Ser (AMT) (a)...............   8.75    11/15/10       945,313
            New Jersey Economic Development Authority,
   1,000      Continental Airlines Inc Ser 2000 (AMT)..................   7.00    11/15/30       848,360
   1,000      Kapkowski Road Landfill Ser 1998 A.......................   6.375   04/01/31     1,042,880

                       See Notes to Financial Statements

Morgan Stanley Dean Witter Municipal Income Opportunities Trust III PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2001 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                                COUPON   MATURITY
THOUSANDS                                                                 RATE      DATE        VALUE
--------------------------------------------------------------------------------------------------------
$  1,000    Beaver County Industrial Development Authority,
              Pennsylvania, Toledo Edison Co Collateralized Ser 1995
              B........................................................   7.75 %  05/01/20   $ 1,094,300
            Lexington County, South Carolina,
     160      Ellett Brothers Inc Refg Ser 1988........................   7.50    09/01/02       159,648
   1,000      Ellett Brothers Inc Refg Ser 1988........................   7.50    09/01/08       985,600
   1,000    Dallas - Fort Worth International Airport Facility
              Improvement Corporation, Texas, American Airlines Inc
              Refg Ser 2000 B (AMT)....................................   6.05    05/01/29       939,600
   3,000    Pittsylvania County Industrial Development Authority,
              Virginia, Multi-Trade LP Ser 1994 A (AMT)**..............   7.45    01/01/09     3,011,100
--------                                                                                     -----------
  17,540                                                                                      17,049,002
--------                                                                                     -----------
            Mortgage Revenue - Multi-Family (8.7%)
   2,214    Saint Tammany Public Trust Financing Authority, Louisiana,
              Refg Ser 1990............................................  10.00    10/01/20     2,322,742
            Alexandria Redevelopment & Housing Authority, Virginia,
   1,760      Courthouse Commons Apts Ser 1990 A (AMT).................  10.00    01/01/21     1,770,067
  10,127      Courthouse Commons Apts Ser 1990 B (AMT).................   0.00    01/01/21     1,567,233
   2,305    Washington Housing Finance Commission, FNMA Collateralized
              Refg Ser 1990 A..........................................   7.50    07/01/23     2,334,366
--------                                                                                     -----------
  16,406                                                                                       7,994,408
--------                                                                                     -----------
            Mortgage Revenue - Single Family (4.7%)
   1,430    Colorado Housing Finance Authority, 1998 Ser B-2 (AMT).....   7.25    10/01/31     1,629,170
   2,420    Chicago, Illinois, GNMA-Collateralized Ser 1998 A-1
              (AMT)....................................................   6.45    09/01/29     2,685,813
--------                                                                                     -----------
   3,850                                                                                       4,314,983
--------                                                                                     -----------
            Nursing & Health Related Facilities Revenue (10.1%)
   2,000    Orange County Health Facilities Authority, Florida,
              Westminister Community Care Ser 1999.....................   6.75    04/01/34     1,801,580
   1,000    Iowa Health Facilities Development Financing Authority,
              Care Initiatives Ser 1996................................   9.25    07/01/25     1,197,320
   1,500    Westside Habilitation Center, Louisiana, Intermediate Care
              Facility for the Mentally Retarded Refg Ser 1993.........   8.375   10/01/13     1,577,205
   2,295    Massachusetts Development Finance Agency, Kennedy - Donovan
              Center Inc 1990 Issue....................................   7.50    06/01/10     2,413,996
   1,000    Mount Vernon Industrial Development Agency, New York,
              Meadowview at the Wartburg Civic Facility Ser 1999.......   6.20    06/01/29       879,520
   1,825    Hurricane, Utah, Mission Health Service Ser 1990...........  10.50    07/01/20     1,322,194
--------                                                                                     -----------
   9,620                                                                                       9,191,815
--------                                                                                     -----------
            Public Facilities Revenue (1.1%)
   1,040    Newton County, Texas, Detention Phase II COPs..............   9.875   12/15/11     1,007,608
--------                                                                                     -----------

                       See Notes to Financial Statements

Morgan Stanley Dean Witter Municipal Income Opportunities Trust III PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2001 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                                COUPON   MATURITY
THOUSANDS                                                                 RATE      DATE        VALUE
--------------------------------------------------------------------------------------------------------
            Recreational Facilities Revenue (13.2%)
$  1,000    West Jefferson Amusement & Public Park Authority, Alabama
              Visionland Ser 1999 (a)..................................   6.375%  02/01/29   $   312,500
   1,000    Sacramento Financing Authority, California, Convention
              Center Hotel 1999 Ser A..................................   6.25    01/01/30       983,600
   1,300    San Diego County, California, San Diego Natural History
              Museum COPs..............................................   5.60    02/01/18     1,315,353
   3,250    Metropolitan Football Stadium District, Colorado, Sales Tax
              Ser 199 A (MBIA).........................................   0.00    01/01/10     2,268,760
     500    Mashantucket (Western) Pequot Tribe, Connecticut, 1996 Ser
              A (b)....................................................   6.40    09/01/11       537,815
   1,500    Mohegan Tribe of Indians, Connecticut, Gaming Authority Ser
              2001 (WI)................................................   6.25    01/01/31     1,486,890
   1,000    Overland Park Development Corporation, Kansas, Convention
              Center Hotel Ser 2000 A..................................   7.375   01/01/32     1,046,330
   3,000    Saint Louis Industrial Development Authority, Missouri,
              Kiel Center Refg Ser 1992 (AMT)..........................   7.75    12/01/13     3,095,880
   1,000    Austin Convention Enterprises Inc, Texas, Convention Center
              Ser 2000 A...............................................   6.70    01/01/32     1,031,850
--------                                                                                     -----------
  13,550                                                                                      12,078,978
--------                                                                                     -----------
            Retirement & Life Care Facilities Revenue (12.4%)
   2,000    St Johns Industrial Development Authority, Florida,
              Glenmoor Ser 1999 A......................................   8.00    01/01/30     2,016,280
   1,425    Massachusetts Development Finance Agency, Loomis
              Communities Ser 1999 A...................................   5.625   07/01/15     1,315,004
            New Jersey Economic Development Authority,
   1,000      Franciscan Oaks Ser 1997.................................   5.70    10/01/17       888,330
   1,000      Franciscan Oaks Ser 1997.................................   5.75    10/01/23       864,710
   1,000    Glen Cove Housing Authority, New York, Mayfair at Glen Cove
              Ser 1996 (AMT)...........................................   8.25    10/01/26     1,079,030
   1,000    Lorain County, Ohio, Laurel Lakes Ser 1993.................   7.30    12/15/14     1,010,630
   2,966    Chesterfield County Industrial Development Authority,
              Virginia, Brandermill Woods Ser 1998.....................   6.50    01/01/28     2,734,906
   1,750    Wisconsin Health & Educational Facilities Authority,
              Oakwood Ser 1998.........................................   5.90    08/15/28     1,452,430
--------                                                                                     -----------
  12,141                                                                                      11,361,320
--------                                                                                     -----------

                       See Notes to Financial Statements

Morgan Stanley Dean Witter Municipal Income Opportunities Trust III PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2001 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                                COUPON   MATURITY
THOUSANDS                                                                 RATE      DATE        VALUE
--------------------------------------------------------------------------------------------------------
            Transportation Facilities Revenue (3.7%)
$  2,000    Foothill/Eastern Transportation Corridor Agency,
              California, Ser 1999.....................................   0.00 %  01/15/27   $ 1,302,480
   1,000    Mid-Bay Bridge Authority, Florida, Sr Lien Crossover Refg
              Ser 1993 (Ambac).........................................   5.85    10/01/13     1,102,350
   1,000    Nevada Department of Business and Industry, Las Vegas
              Monorail, 2nd Tier Ser 2000..............................   7.375   01/01/40     1,002,750
--------                                                                                     -----------
   4,000                                                                                       3,407,580
--------                                                                                     -----------
            Water & Sewer Revenue (1.2%)
   1,000    Northern Palm Beach County Improvement District, Florida,
--------      Water Control & Improvement #9A Ser 1996 A...............   7.30    08/01/27     1,071,890
                                                                                             -----------
            Other Revenue (1.1%)
   1,000    Capistrano Unified School District, California, Community
--------      Facilities District #98-2 Ladera Ser 1999 Special Tax....   5.75    09/01/29       990,340
                                                                                             -----------
            Refunded (1.9%)
   1,575    Cleveland - Cuyahoga County Port Authority, Ohio, C&P Docks
--------      Ser 1997-1 (AMT) (ETM)...................................   6.00    03/01/07     1,713,537
                                                                                             -----------
  98,022    Total Tax-Exempt Municipal Bonds (Cost $86,437,489)...........................    86,036,616
--------                                                                                     -----------
            Short-Term Tax-Exempt Municipal Obligations (5.7%)
   1,000    East Baton Rouge Parish, Louisiana, Exxon Corporation Ser
              1989 (Demand 10/01/01)...................................   2.70*   03/01/22     1,000,000
   1,771    Muskegon Downtown Development Authority, Michigan,
              1989 Ser A-1 (b).........................................   9.75    12/01/01+    1,811,070
   2,000    Missouri Health & Educational Facilities Authority,
              Washington University Ser 1996 D (Demand 10/01/01).......   2.60*   09/01/30     2,000,000
     400    Harris County Health Facilities Development Corporation,
              Texas, Methodist Hospital Ser 1994 (Demand 10/01/01).....   2.70*   12/01/25       400,000
--------                                                                                     -----------
   5,171    Total Short-Term Tax-Exempt Municipal Obligations (Cost $5,211,070)...........     5,211,070
--------                                                                                     -----------

$103,193    Total Investments (Cost $91,648,559) (c)....................    99.8%             91,247,686
========
            Other Assets in Excess of Liabilities.......................     0.2                 152,123
                                                                           -----             -----------
            Net Assets..................................................   100.0%            $91,399,809
                                                                           =====             ===========

                       See Notes to Financial Statements

Morgan Stanley Dean Witter Municipal Income Opportunities Trust III PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2001 (UNAUDITED) continued

---------------------

   AMT      Alternative Minimum Tax.
   COPs     Certificates of Participation.
   ETM      Escrowed to maturity.
    WI      This security was purchased on a "when-issued" basis.
    +       Prerefunded to call date shown.
    ++      Joint exemption in locations shown.
    *       Current coupon of variable rate security.
    **      This security is segregated in connection with the purchase of a "when-issued" security.
   (a)      Non-income producing security; bond in default.
   (b)      Resale is restricted to qualified institutional investors.
   (c)      The aggregate cost for federal income tax purposes
            approximates the aggregate cost for book purposes. The
            aggregate gross unrealized appreciation is $2,967,058 and
            the aggregate gross unrealized depreciation is $3,367,931, resulting in net unrealized depreciation of $400,873.
Bond Insurance:
---------------
  Ambac     Ambac Assurance Corporation.
   MBIA     Municipal Bond Investors Assurance Corporation.

                       Geographic Summary of Investments
                Based on Market Value as a Percent of Net Assets

Alabama................     0.3%
Arkansas...............     1.7
California.............     8.7
Colorado...............     4.3
Connecticut............     2.2
District of Columbia...     1.6
Florida................     6.5
Hawaii.................     1.5
Illinois...............     5.9
Iowa...................     2.4
Kansas.................     1.1
Kentucky...............     3.5
Louisiana..............     4.3
Maryland...............     1.0
Massachusetts..........     8.5
Michigan...............     2.0
Missouri...............     5.6
Nevada.................     2.3
New Hampshire..........     0.9
New Jersey.............     5.1
New York...............     4.4
Ohio...................     3.0
Pennsylvania...........     2.5
South Carolina.........     1.3
Texas..................     3.7
Utah...................     1.4
Virginia...............    11.6
Washington.............     2.6
Wisconsin..............     1.6
Joint Exemptions*......    (1.7)
                          -----
Total..................    99.8%
                          =====

---------------------
* Joint exemptions have been included in each geographic location.

                       See Notes to Financial Statements

Morgan Stanley Dean Witter Municipal Income Opportunities Trust III

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
September 30, 2001 (unaudited)

Assets:
Investments in securities, at value
  (cost $91,648,559)........................................  $91,247,686
Cash........................................................        3,166
Receivable for:
    Interest................................................    1,743,651
    Investment sold.........................................       70,000
                                                              -----------
    Total Assets............................................   93,064,503
                                                              -----------
Liabilities:
Payable for:
    Investments purchased...................................    1,474,934
    Investment advisory fee.................................       37,837
    Administration fee......................................       22,702
    Shares of beneficial interest repurchased...............       20,292
Accrued expenses and other payables.........................      108,929
                                                              -----------
    Total Liabilities.......................................    1,664,694
                                                              -----------
    Net Assets..............................................  $91,399,809
                                                              ===========
Composition of Net Assets:
Paid-in-capital.............................................  $90,132,453
Net unrealized depreciation.................................     (400,873)
Accumulated undistributed net investment income.............    1,317,561
Accumulated undistributed net realized gain.................      350,668
                                                              -----------
    Net Assets..............................................  $91,399,809
                                                              ===========
Net Asset Value Per Share,
  9,523,873 shares outstanding (unlimited shares authorized
  of $.01 par value)........................................        $9.60
                                                              ===========

                       See Notes to Financial Statements

Morgan Stanley Dean Witter Municipal Income Opportunities Trust III

FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended September 30, 2001 (unaudited)

Net Investment Income:

Interest Income.............................................  $3,325,841
                                                              ----------
Expenses
Investment advisory fee.....................................     229,201
Administration fee..........................................     137,521
Transfer agent fees and expenses............................      24,812
Professional fees...........................................      24,142
Registration fees...........................................      23,791
Shareholder reports and notices.............................      14,773
Trustees' fees and expenses.................................       9,199
Custodian fees..............................................       3,919
Other.......................................................       4,002
                                                              ----------
    Total Expenses..........................................     471,360
Less: expense offset........................................      (3,914)
                                                              ----------
    Net Expenses............................................     467,446
                                                              ----------
    Net Investment Income...................................   2,858,395
                                                              ----------
Net Realized and Unrealized Gain:
Net realized gain...........................................      55,758
Net change in unrealized depreciation.......................     848,366
                                                              ----------
    Net Gain................................................     904,124
                                                              ----------
Net Increase................................................  $3,762,519
                                                              ==========

                       See Notes to Financial Statements

Morgan Stanley Dean Witter Municipal Income Opportunities Trust III

FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets
                                                               FOR THE SIX         FOR THE YEAR
                                                               MONTHS ENDED           ENDED
                                                              SEPTEMBER 30, 2001   MARCH 31, 2001
                                                                 -----------        -----------
                                                                 (unaudited)

Increase (Decrease) in Net Assets:

Operations:
Net investment income.......................................     $ 2,858,395        $ 5,554,608
Net realized gain...........................................          55,758            572,067
Net change in unrealized depreciation.......................         848,366            466,710
                                                                 -----------        -----------
    Net Increase............................................       3,762,519          6,593,385
                                                                 -----------        -----------
Dividends and Distributions to Shareholders from:
Net investment income.......................................      (2,733,145)        (5,416,924)
Net realized gain...........................................        --                  (76,045)
                                                                 -----------        -----------
    Total Dividends and Distributions.......................      (2,733,145)        (5,492,969)
                                                                 -----------        -----------
Decrease from transactions in shares of beneficial
  interest..................................................      (1,053,727)        (2,348,349)
                                                                 -----------        -----------
    Net Decrease............................................         (24,353)        (1,247,933)
Net Assets:
Beginning of period.........................................      91,424,162         92,672,095
                                                                 -----------        -----------
End of Period
(Including accumulated undistributed net investment income
of $1,317,561 and $1,192,311, respectively).................     $91,399,809        $91,424,162
                                                                 ===========        ===========

                       See Notes to Financial Statements

Morgan Stanley Dean Witter Municipal Income Opportunities Trust III NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2001 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Dean Witter Municipal Income Opportunities Trust III (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from federal income tax. The Fund was organized as a Massachusetts business trust on February 20, 1990 and commenced operations on April 30, 1990.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- Portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily except where collection is not expected.

C. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

Morgan Stanley Dean Witter Municipal Income Opportunities Trust III NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2001 (UNAUDITED) continued

D. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Advisor"), formerly Morgan Stanley Dean Witter Advisors Inc., the Fund pays the Investment Advisor an advisory fee, calculated weekly and payable monthly, by applying the annual rate of 0.50% to the Fund's weekly net assets.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Advisor, the Fund pays an administration fee, calculated weekly and payable monthly, by applying the annual rate of 0.30% to the Fund's weekly net assets.

3. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended September 30, 2001 aggregated $2,692,963 and $2,016,567, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Advisor and Administrator, is the Fund's transfer agent. At September 30, 2001, the Fund had transfer agent fees and expenses payable of approximately $6,700.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended September 30, 2001, included in Trustees' fees and expenses in the Statement of Operations amounted to $4,168. At September 30, 2001, the Fund had an accrued pension liability of $53,799 which is included in accrued expenses in the Statement of Assets and Liabilities.

Morgan Stanley Dean Witter Municipal Income Opportunities Trust III NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2001 (UNAUDITED) continued

4. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                                                        CAPITAL
                                                                                        PAID IN
                                                                          PAR VALUE    EXCESS OF
                                                               SHARES     OF SHARES    PAR VALUE
                                                              ---------   ---------   -----------
Balance, March 31, 2000.....................................  9,925,606    $99,256    $93,435,273
Treasury shares purchased and retired (weighted average
  discount 11.83%)*.........................................   (284,633)    (2,846)    (2,345,503)
                                                              ---------    -------    -----------
Balance, March 31, 2001.....................................  9,640,973     96,410     91,089,770
Treasury shares purchased and retired (weighted average
  discount 5.43%)*..........................................   (117,100)    (1,171)    (1,052,556)
                                                              ---------    -------    -----------
Balance, September 30, 2001.................................  9,523,873    $95,239    $90,037,214
                                                              =========    =======    ===========

---------------------
   * The Trustees have voted to retire the shares purchased.

5. Dividends

On September 25, 2001, the Fund declared the following dividends from net investment income:

       AMOUNT               RECORD             PAYABLE
      PER SHARE              DATE               DATE
      ---------        ----------------   -----------------
       $0.0475         October 5, 2001    October 19, 2001
       $0.0475         November 9, 2001   November 23, 2001
       $0.0475         December 7, 2001   December 21, 2001

6. Expense Offset

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

7. Risks Relating to Certain Financial Instruments

The Fund may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

At September 30, 2001, the Fund did not hold positions in residual interest bonds.

8. Change In Accounting Policy

Effective April 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The cumulative effect of this accounting change had no impact on the net assets of the Fund.

Morgan Stanley Dean Witter Municipal Income Opportunities Trust III

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                FOR THE SIX                         FOR THE YEAR ENDED MARCH 31*
                                                MONTHS ENDED        -----------------------------------------------------------
                                             SEPTEMBER 30, 2001      2001         2000         1999         1998         1997
                                             ------------------     -------      -------     --------     --------     --------
                                                (unaudited)
Selected Per Share Data:

Net asset value, beginning of period.......        $ 9.48            $ 9.34       $ 9.99       $10.02       $ 9.69       $ 9.66
                                                   ------            ------       ------       ------       ------       ------

Income (loss) from investment operations:
    Net investment income..................          0.30              0.57         0.57         0.58         0.61         0.65
    Net realized and unrealized gain
      (loss)...............................          0.10              0.11        (0.75)       (0.02)        0.40         0.07
                                                   ------            ------       ------       ------       ------       ------

Total income (loss) from investment
  operations...............................          0.40              0.68        (0.18)        0.56         1.01         0.72
                                                   ------            ------       ------       ------       ------       ------

Less dividends and distributions from:
    Net investment income..................         (0.29)            (0.56)       (0.54)       (0.59)       (0.68)       (0.69)
    Net realized gain......................         --                (0.01)       (0.01)       --           --           --
                                                   ------            ------       ------       ------       ------       ------

Total dividends and distributions..........         (0.29)            (0.57)       (0.55)       (0.59)       (0.68)       (0.69)
                                                   ------            ------       ------       ------       ------       ------

Anti-dilutive effect of acquiring treasury
  shares...................................          0.01              0.03         0.08        --           --           --
                                                   ------            ------       ------       ------       ------       ------

Net asset value, end of period.............        $ 9.60            $ 9.48       $ 9.34       $ 9.99       $10.02       $ 9.69
                                                   ======            ======       ======       ======       ======       ======

Market value, end of period................        $ 9.25            $ 8.85       $7.688       $9.313       $9.875       $10.00
                                                   ======            ======       ======       ======       ======       ======

Total Return+..............................          7.86%(1)         23.09%      (11.87)%       0.11%        5.41%       17.64%

Ratios to Average Net Assets:
Expenses...................................          1.04%(2)(3)       0.97%(3)     0.99%(3)     1.02%(3)     1.01%(3)     1.03%(3)

Net investment income......................          6.23%(2)          6.05%        5.89%        5.83%        6.14%        6.66%

Supplemental Data:
Net assets, end of period, in thousands....       $91,400           $91,424      $92,672     $105,068     $105,909     $102,505

Portfolio turnover rate....................             2%(1)            14%          20%          20%          11%          20%

---------------------

     * The per share amounts were computed using an average number of shares outstanding during the period.
     + Total return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Fund's dividend reinvestment plan. Total return does not reflect brokerage commissions.
    (1)  Not annualized.
    (2)  Annualized.
    (3)  Does not reflect the effect of expense offset of 0.01%.

                       See Notes to Financial Statement

                      (This Page Intentionally Left Blank)

TRUSTEES
----------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
----------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Julie C. Morrone
Vice President

Wayne Godlin
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
----------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
----------------------------------
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
----------------------------------
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, NY 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

MORGAN STANLEY
DEAN WITTER
MUNICIPAL INCOME
OPPORTUNITIES TRUST III


Semiannual Report
September 30, 2001